UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Central Securities Corporation
Address:  630 Fifth Avenue
          New York, New York 10111

13F File Number:  28-6578

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marlene A. Krumholz
Title:   Secretary
Phone:   212-698-2020
Signature, Place, and Date of Signing:

/s/ Marlene A. Krumholz      New York, New York     November 14, 2006

Report Type (Check only one.):

[X]     13F HOLDINGS REPORT.

[ ]     13F NOTICE.

[ ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             0

Form 13F Information Table Entry Total:       35

Form 13F Information Table Value Total:  416,362

List of Other Included Managers:

None

                           FORM 13F INFORMATION TABLE

                                                         VALUE    SHARES/  SH/  PUT/  INVSMT     OTHER            VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS     CUSIP     (x$1000)  PRN AMT  PRN  CALL  DSCRETN   MANAGERS  SOLE    SHARED      NONE
       COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4           COLUMN 5   COLUMN 6  COLUMN 7          COLUMN 8
====================================================================================================================================
ABBOTT LABORATORIES            COMMON       002824 10 0    5827     120000     SH         SOLE             120000     0         0
AGILENT TECHNOLOGIES, INC.     COMMON       00846U 10 1   30807     942400     SH         SOLE             942400     0         0
ANALOG DEVICES, INC.           COMMON       032654 10 5   12638     430000     SH         SOLE             430000     0         0
ARBINET-THEXCHANGE, INC.       COMMON       03875P 10 0    5246    1005000     SH         SOLE            1005000     0         0
ARCH COAL, INC.                COMMON       039380 10 0    2891     100000     SH         SOLE             100000     0         0
BANK OF NEW YORK CO., INC.     COMMON       064057 10 2   30852     875000     SH         SOLE             875000     0         0
BRADY CORPORATION              CLASS A      104674 10 6   31996     910000     SH         SOLE             910000     0         0
CAPITAL ONE FINANCIAL CORP.    COMMON       14040H 10 5   23598     300000     SH         SOLE             300000     0         0
CERIDIAN CORPORATION           COMMON       156779 10 0    8948     400200     SH         SOLE             400200     0         0
CHEVRON CORPORATION            COMMON       166764 10 0   15199     234328     SH         SOLE             234328     0         0
CINCINNATI BELL INC.           COMMON       171871 10 6    1928     400000     SH         SOLE             400000     0         0
CIRRUS LOGIC INC.              COMMON       172755 10 0     875     120000     SH         SOLE             120000     0         0
CONVERGYS CORPORATION          COMMON       212485 10 6   32007    1550000     SH         SOLE            1550000     0         0
CYPRESS SEMICONDUCTOR
  CORPORATION                  COMMON       232806 10 9    4531     255000     SH         SOLE             255000     0         0
DOVER CORPORATION              COMMON       260003 10 8   18976     400000     SH         SOLE             400000     0         0
THE DOW CHEMICAL COMPANY       COMMON       260543 10 3    3898     100000     SH         SOLE             100000     0         0
ERIE INDEMNITY COMPANY         CLASS A      29530P 10 2     524      10000     SH         SOLE              10000     0         0
GEOMET INC.                    COMMON       37250U 20 1    2538     270000     SH         SOLE             270000     0         0
HEWITT ASSOCIATES INC.         CLASS A      42822Q 10 0    9704     400000     SH         SOLE             400000     0         0
IMS HEALTH, INC.               COMMON       449934 10 8    8525     320000     SH         SOLE             320000     0         0
INTEL CORPORATION              COMMON       458140 10 0   20159     980000     SH         SOLE             980000     0         0
MACMORAN EXPLORATION
  CORPORATION                  COMMON       582411 10 4    9228     520200     SH         SOLE             520200     0         0
MOTOROLA, INC.                 COMMON       620076 10 9    5000     200000     SH         SOLE             200000     0         0
MURPHY OIL CORPORATION         COMMON       626717 10 2   28530     600000     SH         SOLE             600000     0         0
NEOWARE, INC.                  COMMON       64065P 10 2   13590    1000000     SH         SOLE            1000000     0         0
NEXEN INC.                     COMMON       65334H 10 2    8554     160000     SH         SOLE             160000     0         0
POLYONE CORPORATION            COMMON       73179P 10 6    5073     609000     SH         SOLE             609000     0         0
ROHM AND HAAS COMPANY          COMMON       775371 10 7    7102     150000     SH         SOLE             150000     0         0
ROPER INDUSTRIES, INC.         COMMON       776696 10 6   18343     410000     SH         SOLE             410000     0         0
SOLECTRON CORPORATION          COMMON       834182 10 7    5868    1800000     SH         SOLE            1800000     0         0
SONUS NETWORKS, INC.           COMMON       835916 10 7   13125    2500000     SH         SOLE            2500000     0         0
THE TRIZETTO GROUP, INC.       COMMON       896882 10 7   17411    1150000     SH         SOLE            1150000     0         0
TYCO INTERNATIONAL LTD         COMMON       902124 10 6   11196     400000     SH         SOLE             400000     0         0
VICAL INCORPORATED             COMMON       925602 10 4     681     134900     SH         SOLE             134900     0         0
WHITE MOUNTAINS INSURANCE
  GROUP LTD                    COMMON       G9618E 10 7     994       2000     SH         SOLE               2000     0         0